Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2024	2023

Raw materials	$1,175,792	$1,101,957
In process and finished products	1,433,522	857,694

	$2,609,314	$1,959,651